RELATED PARTIES - Compensation of key management personnel (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Related Parties [Abstract]
Salaries	$ 18,123	$ 17,073	$ 15,731
Short term benefits for employees	3,244	3,167	10,664
Total	$ 21,367	$ 20,240	$ 26,395